MERRILL LYNCH
GLOBAL GROWTH
FUND, INC.



FUND LOGO



Semi-Annual Report

February 29, 2000



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.




Merrill Lynch
Global Growth Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper




MERRILL LYNCH GLOBAL GROWTH FUND, INC.



Worldwide
Investments as of
February 29, 2000

                                                       Percent of
Ten Largest Industries                                 Net Assets

Wireline Communication                                    15.9%
Communications Equipment                                  15.3
Electronics                                               11.0
Wireless Communication                                    11.0
Computers                                                  7.4
Information Processing                                     6.0
Energy                                                     4.6
Semiconductors                                             3.6
Leisure                                                    2.4
Pharmaceuticals                                            2.2


                                   Country of          Percent of
Ten Largest Equity Holdings        Origin              Net Assets

Vodafone AirTouch PLC              United Kingdom          5.0%
Cisco Systems, Inc.                United States           4.9
COLT Telecom Group PLC             United Kingdom          4.7
NTT Mobile Communications
   Network, Inc.                   Japan                   4.3
Nokia Oyj                          Finland                 3.5
Sun Microsystems, Inc.             United States           3.5
Siemens AG                         Germany                 3.1
Texas Instruments Incorporated     United States           3.0
STMicroelectronics                 France                  3.0
Applied Materials, Inc.            United States           2.7



Merrill Lynch Global Growth Fund, Inc., February 29, 2000


DEAR SHAREHOLDER


Portfolio Matters
For the six months ended February 29, 2000, Merrill Lynch Global Growth Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +50.11%, +49.35%, +49.36% and +49.91%, respectively.
(Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.)
The total returns for the Fund were well ahead of the unmanaged
Morgan Stanley Capital International World Stock Index (in US dollars) as well as the actively managed investment return of the Lipper Analytical Services, Inc.'s Global Funds Average, which had returns of +9.36% and +25.09%, respectively, for the same period.

The positive absolute and relative investment performance is the result of the change in the industry focus of the Fund in July 1999. We reduced substantially our investment weightings in banks and financial service companies, insurance companies, financial service organizations and consumer non-durable goods companies, while increasing our investment positions of companies in the communications equipment, electronics and wireless communications industries. The top five industries as a percentage of net assets at February 29, 2000 were wireline communication, 15.9%; communications equipment, 15.3%; electronics, 11.0%; wireless communication, 11.0%; and computers, 7.4%. The majority of the investments in the companies in these industries accounted for the absolute and relative positive investment performance during the six-month period ended February 29, 2000. All of the top ten equity investments at February 29, 2000 were meaningful contributors to the positive investment returns. At February 29, 2000, our largest equity holding, Vodafone AirTouch PLC, was 5% of the Fund's net assets. (For complete listings of the Fund's ten largest industries and holdings, see page 1 of this report to shareholders.)

Market Outlook
We believe the outlook for equity markets around the world will continue to be influenced by the importance of major technology and telecommunication service companies in each market. In general, it appears to us that the rate of real economic growth is likely to be in a rising trend in most European countries as well as in Japan and most of the Pacific Basin countries. There seems to be a continued move toward mergers of major corporations in the telecommunication services, banking and financial services, pharmaceuticals, transportation equipment and energy businesses. We also believe that the recent upturn in capital spending for Internet-based communication infrastructure by regulated as well as non-regulated telecommunication service providers should continue as a result of both the improvement in functionality as well as the lower cost of service for commercial and household customers. Corporate restructurings from our viewpoint are likely to continue to provide a meaningful source of improved rates of return on equity for major organizations across industries and around the globe in 2000. Consequently, we have a positive outlook for the major equity markets from Europe to Japan to the United States for the remainder of the year.

In Conclusion
We will continue to focus our investments on the larger, higher-quality companies in developed economies where we believe the valuations appear reasonable relative to the corporate rates of return and prospective growth in earnings.

We thank you for your investment in Merrill Lynch Global Growth
Fund, Inc., and we look forward to discussing our investment results and strategy in our next report to shareholders.

Sincerely,




(Terry K. Glenn)
Terry K. Glenn
President and Director



(Lawrence R. Fuller)
Lawrence R. Fuller
Senior Vice President and
Portfolio Manager



March 24, 2000


To reduce shareholders' expenses, Merrill Lynch Global Growth Fund, Inc. will no longer be printing and mailing quarterly reports to shareholders. We will continue to provide you with reports on a semi-annual and annual basis.



PERFORMANCE DATA


About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent
Performance
Results*
                                                      6 Month            12 Month       Since Inception
As of February 29, 2000                             Total Return       Total Return       Total Return
ML Global Growth Fund, Inc. Class A Shares            +50.11%             +55.63%            +107.87%
ML Global Growth Fund, Inc. Class B Shares            +49.35              +54.07             +103.00
ML Global Growth Fund, Inc. Class C Shares            +49.36              +54.07             +102.95
ML Global Growth Fund, Inc. Class D Shares            +49.91              +55.20             +106.62

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The
 Fund commenced operations on 10/31/97.




Merrill Lynch Global Growth Fund, Inc., February 29, 2000


PERFORMANCE DATA (concluded)


Average Annual
Total Return

                                     % Return Without  % Return With
                                       Sales Charge     Sales Charge**

Class A Shares*

Year Ended 12/31/99                       +42.25%        +34.78%
Inception (10/31/97) through 12/31/99     +33.95         +30.66

 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/99                       +40.69%        +36.69%
Inception (10/31/97) through 12/31/99     +32.57         +31.91

 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 12/31/99                       +40.71%        +39.71%
Inception (10/31/97) through 12/31/99     +32.56         +32.56

 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/99                       +41.79%        +34.35%
Inception (10/31/97) through 12/31/99     +33.59         +30.31

 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


SCHEDULE OF INVESTMENTS                                                                                       (in US dollars)
NORTH                               Shares                                                                          Percent of
AMERICA      Industries              Held                   Investments                                   Value     Net Assets
Canada       Communications          230,000    Nortel Networks Corporation                           $   25,441,075    0.7%
             Equipment

             Wireline                700,000  ++AT&T Canada Inc.                                          40,512,500    1.1
             Communication         1,500,000  ++Rogers Communications, Inc. 'B'                           50,964,852    1.4
                                                                                                      --------------  ------
                                                                                                          91,477,352    2.5

                                                Total Investments in Canada                              116,918,427    3.2


United       Advertising             270,000    The Interpublic Group of Companies, Inc.                  10,850,625    0.3
States
             Biotechnology           280,000  ++Amgen Inc.                                                19,075,000    0.6
                                      75,000  ++Biogen, Inc.                                               8,095,312    0.2
                                                                                                      --------------  ------
                                                                                                          27,170,312    0.8

             Broadcasting            300,000  ++Infinity Broadcasting Corporation (Class A)                9,581,250    0.3
             --Media

             Broadcasting--          230,000  ++AMFM Inc.                                                 14,116,250    0.4
             Radio & Television      200,000  ++CBS Corporation                                           11,912,500    0.3
                                                                                                      --------------  ------
                                                                                                          26,028,750    0.7

             Communications          650,000  ++3Com Corporation                                          63,821,875    1.8
             Equipment             1,340,000  ++Cisco Systems, Inc.                                      177,047,500    4.9
                                     310,000  ++JDS Uniphase Corporation                                  81,704,375    2.2
                                     410,000    Lucent Technologies Inc.                                  24,395,000    0.7
                                     112,000    Motorola, Inc.                                            19,096,000    0.5
                                                                                                      --------------  ------
                                                                                                         366,064,750   10.1

             Computer Software        60,000  ++Commerce One, Inc.                                        12,510,000    0.3

             Computers               775,000  ++EMC Corporation                                           92,225,000    2.5
                                   1,320,000  ++Sun Microsystems, Inc.                                   125,730,000    3.5
                                                                                                      --------------  ------
                                                                                                         217,955,000    6.0

             Electrical               35,000    Emerson Electric Co.                                       1,594,687    0.0
             Equipment               400,000    General Electric Company                                  52,875,000    1.5
                                                                                                      --------------  ------
                                                                                                          54,469,687    1.5

             Electronics             130,000  ++Broadcom Corporation (Class A)                            25,650,625    0.7
                                     450,000  ++LSI Logic Corporation                                     28,828,125    0.8
                                     658,000    Texas Instruments Incorporated                           109,557,000    3.0
                                     174,000  ++Xilinx, Inc.                                              13,876,500    0.4
                                                                                                      --------------  ------
                                                                                                         177,912,250    4.9

             Energy                   80,000    Duke Energy Corporation                                    3,880,000    0.1
                                     500,000    El Paso Energy Corporation                                18,531,250    0.5
                                   1,274,000    Enron Corp.                                               87,906,000    2.4
                                      80,000    UtiliCorp United Inc.                                      1,310,000    0.1
                                                                                                      --------------  ------
                                                                                                         111,627,250    3.1

             Entertainment           350,000    The Walt Disney Company                                   11,725,000    0.3

             Financial               160,000    T. Rowe Price Associates, Inc.                             5,270,000    0.1
             Services

             Information             820,000  ++America Online, Inc.                                      48,380,000    1.3
             Processing              145,000  ++At Home Corporation (Class A)                              4,966,250    0.2
                                                                                                      --------------  ------
                                                                                                          53,346,250    1.5

             Oil Services            375,000    Baker Hughes Incorporated                                  9,703,125    0.3
                                      62,000    Diamond Offshore Drilling, Inc.                            1,968,500    0.0
                                     193,000    Schlumberger Limited                                      14,257,875    0.4
                                                                                                      --------------  ------
                                                                                                          25,929,500    0.7

             Pharmaceuticals         285,000    Merck & Co., Inc.                                         17,545,312    0.5
                                     545,000    Pfizer Inc.                                               17,508,125    0.5
                                                                                                      --------------  ------
                                                                                                          35,053,437    1.0

             Photography              13,000    Eastman Kodak Company                                        745,062    0.0

             Restaurants             270,000    McDonald's Corporation                                     8,521,875    0.2

             Retail                  257,000  ++Amazon.com, Inc.                                          17,668,750    0.5
                                      58,000  ++eBay Inc.                                                  8,312,125    0.2
                                                                                                      --------------  ------
                                                                                                          25,980,875    0.7

             Semiconductors          545,000  ++Applied Materials, Inc.                                   99,666,875    2.7

             Travel & Lodging        170,000    Carnival Corporation                                       4,898,125    0.1


Merrill Lynch Global Growth Fund, Inc., February 29, 2000


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
NORTH AMERICA                       Shares                                                                         Percent of
(concluded)  Industries              Held                   Investments                                  Value     Net Assets
United       Wireless                 50,000  ++Sprint Corp. (PCS Group)                              $    2,587,500    0.1%
States       Communication
(concluded)
             Wireline                510,000    AT&T Corp.                                                25,213,125    0.7
             Communication           347,000  ++Covad Communications Group, Inc.                          31,099,875    0.9
                                      59,600  ++Infonet Services Corporation (Class B)                     1,646,450    0.0
                                     307,500  ++MCI WorldCom Inc.                                         13,722,187    0.4
                                   1,000,000  ++NorthPoint Communications Group, Inc.                     22,687,500    0.6
                                     180,000  ++Qwest Communications International Inc.                    8,347,500    0.2
                                                                                                      --------------  ------
                                                                                                         102,716,637    2.8

                                                Total Investments in the United States                 1,390,611,010   38.2

                                                Total Investments in North America
                                                (Cost--$824,639,620)                                   1,507,529,437   41.4


PACIFIC
BASIN


Australia    Wireless              4,000,000  ++Cable & Wireless Optus Limited                            15,870,928    0.5
             Communication

                                                Total Investments in Australia                            15,870,928    0.5

China        Information Processing  100,000  ++China.Com Corporation 'A'                                 12,243,750    0.3

                                                Total Investments in China                                12,243,750    0.3


Japan        Automobiles             100,000    Honda Motor Co., Ltd.                                      3,277,047    0.1
                                     750,000    Toyota Motor Corporation                                  29,971,326    0.8
                                                                                                      --------------  ------
                                                                                                          33,248,373    0.9

             Computers             1,500,000    Fujitsu Limited                                           49,838,423    1.4

             Leisure                 220,000    Sony Corporation                                          65,085,795    1.8

             Office Equipment         25,000    Canon, Inc.                                                1,040,007    0.0

             Photography              50,000    Fuji Photo Film                                            2,198,352    0.1

             Retail                  700,000    Ito-Yokado Co., Ltd.                                      40,781,030    1.1

             Semiconductors           60,000    Tokyo Electron Limited                                     9,148,423    0.3

             Transportation           10,000    East Japan Railway Company                                45,150,426    1.2

             Wireless                  3,900    NTT Mobile Communications Network, Inc.                  157,270,948    4.3
             Communication

             Wireline                  5,085    Nippon Telegraph & Telephone Corporation (NTT)            70,358,199    1.9
             Communication

                                                Total Investments in Japan                               474,119,976   13.0

                                                Total Investments in the Pacific Basin
                                                (Cost--$381,793,350)                                     502,234,654   13.8


WESTERN
EUROPE


Denmark      Wireline                300,000    Tele Danmark A/S                                          24,658,067    0.7
             Communication

                                                Total Investments in Denmark                              24,658,067    0.7


Finland      Communications          640,000    Nokia Oyj                                                127,551,744    3.5
             Equipment

             Wireless                230,000    Sonera Oyj                                                17,737,664    0.5
             Communication

                                                Total Investments in Finland                             145,289,408    4.0


France       Banking & Financial     164,300  ++Credit Lyonnais                                            5,568,219    0.2

             Broadcasting &           45,000    Societe Television Francaise 1                            29,245,050    0.8
             Publishing

             Chemicals               375,093  ++Aventis SA                                                19,393,193    0.5

             Cosmetics                 5,000    L'Oreal SA                                                 3,321,660    0.1

             Electrical              350,000    Alstom                                                     8,084,150    0.2
             Equipment

             Electronics             550,000    STMicroelectronics                                       109,085,240    3.0

             Foods                    20,000    Groupe Danone                                              4,020,653    0.1

             Information              15,000    Cap Gemini SA                                              4,130,412    0.1
             Processing

             Insurance                52,000    Axa                                                        6,533,561    0.2

             Pharmaceuticals          50,000    Aventis SA                                                 2,551,420    0.1

             Retail Stores            60,000    Carrefour SA                                               9,098,460    0.2

                                                Total Investments in France                              201,032,018    5.5


Germany      Apparel                  50,000    Adidas-Salomon AG                                          2,657,328    0.1

             Automobiles             300,000    DaimlerChrysler AG (Registered Shares)                    20,334,336    0.6

             Banking &                65,000    Commerzbank AG                                             2,315,534    0.1
             Financial                70,000    Dresdner Bank AG                                           3,356,321    0.1
                                                                                                      --------------  ------
                                                                                                           5,671,855    0.2

             Chemicals               125,000    BASF AG                                                    5,698,573    0.1
                                     145,000    Bayer AG                                                   6,037,960    0.2
                                      27,450    Celanese AG                                                  544,435    0.0
                                                                                                      --------------  ------
                                                                                                          12,280,968    0.3

             Electronics             640,000    Siemens AG                                               114,303,616    3.1

             Information             500,500  ++Freenet.de AG                                             97,243,667    2.7
             Processing

             Insurance                30,000    Allianz AG (Registered Shares)                            10,461,785    0.3

             Multi-Industry          175,000    Veba AG                                                    7,817,936    0.2

             Retail Stores         1,000,000    Metro AG                                                  37,934,320    1.0

             Wireless                170,000    MobilCom AG                                               22,873,721    0.6
             Communication

                                                Total Investments in Germany                             331,579,532    9.1


Merrill Lynch Global Growth Fund, Inc., February 29, 2000


SCHEDULE OF INVESTMENTS (concluded)                                                                          (in US dollars)
WESTERN EUROPE                      Shares                                                                         Percent of
(concluded)  Industries              Held                   Investments                                  Value     Net Assets
Ireland      Banking & Financial     200,000    Allied Irish Banks PLC                                $    1,640,611    0.0%

             Wireline                100,000  ++Esat Telecom Group PLC (ADR)*                              9,925,000    0.3
             Communication

                                                Total Investments in Ireland                              11,565,611    0.3


Italy        Banking &             2,000,000    Banca di Roma SpA                                          2,274,134    0.1
             Financial             1,000,000    Unicredito Italiano SpA                                    3,687,524    0.1

                                                                                                           5,961,658    0.2

             Insurance               145,000    Assicurazioni Generali                                     3,943,870    0.1
                                   4,000,000    Istituto Nazionale delle Assicurazioni SpA (INA)           8,299,336    0.2
                                                                                                      --------------  ------
                                                                                                          12,243,206    0.3

             Real Estate           3,750,000    Unione Immobiliare SpA                                     1,714,988    0.1
             Investment Trust

                                                Total Investments in Italy                                19,919,852    0.6


Netherlands  Chemicals               285,000    Akzo Nobel NV                                             10,978,664    0.3
                                     135,000    DSM NV                                                     4,428,350    0.1
                                                                                                      --------------  ------
                                                                                                          15,407,014    0.4

             Energy                  470,000    Royal Dutch Petroleum Company                             24,567,094    0.7

             Insurance                95,000    Aegon NV                                                   6,548,966    0.2
                                     300,000    ING Groep NV                                              15,169,877    0.4
                                                                                                      --------------  ------
                                                                                                          21,718,843    0.6

             Leisure                 127,600    Koninklijke (Royal) Philips Electronics NV                23,618,543    0.6

             Semiconductors          174,950  ++ASM Lithography Holding NV                                22,276,436    0.6

             Wireline                212,500  ++Equant                                                    24,019,453    0.7
             Communication

                                                Total Investments in the Netherlands                     131,607,383    3.6


Portugal     Wireline              1,615,000    Portugal Telecom SA (Registered Shares)                   22,966,198    0.6
             Communication

                                                Total Investments in Portugal                             22,966,198    0.6


Spain        Banking & Financial     600,000  ++Banco Bilbao Vizcaya, SA                                   8,722,968    0.3
                                   1,100,000    Banco Santander Central Hispano, SA                       11,543,972    0.3
                                                                                                      --------------  ------
                                                                                                          20,266,940    0.6

             Information             750,000  ++Telefonica Publicidad e Informacion, SA                   51,269,100    1.4
             Processing

                                                Total Investments in Spain                                71,536,040    2.0


Sweden       Communications          375,000    Telefonaktiebolaget LM Ericsson `B'                       35,887,419    1.0
             Equipment

                                                Total Investments in Sweden                               35,887,419    1.0


Switzerland  Foods                     5,000    Nestle SA (Registered Shares)                              8,430,233    0.2

             Pharmaceuticals          10,000    Novartis AG (Registered Shares)                           12,730,760    0.4

                                                Total Investments in Switzerland                          21,160,993    0.6


United       Banking & Financial     235,000    Barclays PLC                                               5,661,376    0.2
Kingdom                              750,000    HSBC Holdings PLC                                          8,732,184    0.2
                                     850,000    Lloyds TSB Group PLC                                       7,823,248    0.2
                                                                                                      --------------  ------
                                                                                                          22,216,808    0.6

             Chemicals                50,000    Imperial Chemical Industries PLC                             384,019    0.0

             Energy                4,000,000    BP Amoco PLC                                              30,784,650    0.8

             Household Products      669,642    Unilever PLC                                               4,078,009    0.1

             Insurance               190,700    CGU PLC                                                    2,274,494    0.1

             Pharmaceuticals         150,000    AstraZeneca Group PLC                                      4,875,815    0.1
                                     400,000    Glaxo Wellcome PLC                                         9,585,866    0.3
                                     835,000    SmithKline Beecham PLC                                     9,352,732    0.3
                                                                                                      --------------  ------
                                                                                                          23,814,413    0.7

             Publishing              380,000    EMAP PLC                                                   8,038,740    0.2
                                     250,000    Pearson PLC                                                8,296,068    0.2
                                                                                                      --------------  ------
                                                                                                          16,334,808    0.4

             Wireless             32,323,849    Vodafone AirTouch PLC                                    181,282,869    5.0
             Communication

             Wireline              3,000,000  ++COLT Telecom Group PLC                                   171,967,791    4.7
             Communication         1,200,000  ++Energis PLC                                               60,716,802    1.7
                                                                                                      --------------  ------
                                                                                                         232,684,593    6.4

                                                Total Investments in the United Kingdom                  513,854,663   14.1


                                                Total Investments in Western Europe
                                                (Cost--$845,709,704)                                   1,531,057,184   42.1


SHORT-TERM                           Face
SECURITIES                          Amount                     Issue

             Commercial          $71,046,000    Associates First Capital Corp., 5.87% due
             Paper**                            3/01/2000                                                 71,046,000    2.0

                                                Total Investments in Short-Term Securities
                                                (Cost--$71,046,000)                                       71,046,000    2.0


             Total Investments (Cost--$2,123,188,674)                                                  3,611,867,275   99.3

             Other Assets Less Liabilities                                                                26,861,419    0.7
                                                                                                      --------------  ------
             Net Assets                                                                               $3,638,728,694  100.0%
                                                                                                      ==============  ======



            *American Depositary Receipts (ADR).
           **Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
           ++Non-income producing security.

             See Notes to Financial Statements.


Merrill Lynch Global Growth Fund, Inc., February 29, 2000


STATEMENT OF ASSETS AND LIABILITIES
                    As of February 29, 2000
Assets:             Investments, at value (identified cost--$2,123,188,674)                               $3,611,867,275
                    Foreign cash                                                                               9,673,488
                    Cash                                                                                           2,408
                    Receivables:
                      Securities sold                                                    $   26,964,809
                      Capital shares sold                                                     8,107,524
                      Dividends                                                               2,130,903       37,203,236
                                                                                         --------------
                    Deferred organization expenses                                                                70,549
                    Prepaid registration fees and other assets                                                   190,864
                                                                                                          --------------
                    Total assets                                                                           3,659,007,820
                                                                                                          --------------

Liabilities:        Payables:
                      Securities purchased                                                    8,317,768
                      Capital shares redeemed                                                 6,880,173
                      Distributor                                                             2,286,509
                      Investment adviser                                                      1,768,489       19,252,939
                                                                                         --------------
                    Accrued expenses and other liabilities                                                     1,026,187
                                                                                                          --------------
                    Total liabilities                                                                         20,279,126
                                                                                                          --------------

Net Assets:         Net assets                                                                            $3,638,728,694
                                                                                                          ==============

Net Assets          Class A Shares of Common Stock, $.10 par value, 100,000,000
Consist of:         shares authorized                                                                     $    1,421,832
                    Class B Shares of Common Stock, $.10 par value, 300,000,000
                    shares authorized                                                                         12,931,425
                    Class C Shares of Common Stock, $.10 par value, 100,000,000
                    shares authorized                                                                          2,307,942
                    Class D Shares of Common Stock, $.10 par value, 100,000,000
                    shares authorized                                                                          2,532,277
                    Paid-in capital in excess of par                                                       2,101,009,010
                    Accumulated investment loss--net                                                         (15,802,923)
                    Undistributed realized capital gains on investments and foreign
                    currency transactions--net                                                                45,770,026
                    Unrealized appreciation on investments and foreign currency
                    transactions--net                                                                      1,488,559,105
                                                                                                          --------------
                    Net assets                                                                            $3,638,728,694
                                                                                                          ==============
Net Asset           Class A--Based on net assets of $271,667,858 and 14,218,322
Value:                       shares outstanding                                                           $        19.11
                                                                                                          ==============
                    Class B--Based on net assets of $2,447,331,833 and 129,314,250
                             shares outstanding                                                           $        18.93
                                                                                                          ==============
                    Class C--Based on net assets of $437,073,933 and 23,079,425
                             shares outstanding                                                           $        18.94
                                                                                                          ==============
                    Class D--Based on net assets of $482,655,070 and 25,322,767
                             shares outstanding                                                           $        19.06
                                                                                                          ==============

                    See Notes to Financial Statements.


STATEMENT OF OPERATIONS
                    For the Six Months Ended February 29, 2000
Investment          Dividends (net of $671,942 foreign withholding tax)                                   $    7,904,156
Income:             Interest and discount earned                                                               2,005,011
                                                                                                          --------------
                    Total income                                                                               9,909,167
                                                                                                          --------------

Expenses:           Investment advisory fees                                             $   10,539,386
                    Account maintenance and distribution fees--Class B                        9,715,823
                    Account maintenance and distribution fees--Class C                        1,738,792
                    Transfer agent fees--Class B                                                925,583
                    Account maintenance fees--Class D                                           457,941
                    Custodian fees                                                              282,083
                    Transfer agent fees--Class C                                                177,015
                    Transfer agent fees--Class D                                                144,158
                    Registration fees                                                           129,346
                    Transfer agent fees--Class A                                                 78,143
                    Printing and shareholder reports                                             75,493
                    Professional fees                                                            75,407
                    Accounting services                                                          59,189
                    Amortization of organization expenses                                        34,636
                    Directors' fees and expenses                                                 26,277
                    Pricing fees                                                                 10,705
                    Other                                                                        25,728
                                                                                         --------------
                    Total expenses                                                                            24,495,705
                                                                                                          --------------
                    Investment loss--net                                                                     (14,586,538)
                                                                                                          --------------

Realized &          Realized gain (loss) from:
Unrealized Gain       Investments--net                                                       47,486,728
(Loss) on             Foreign currency transactions--net                                     (1,716,541)      45,770,187
Investments &                                                                            --------------
Foreign Currency    Change in unrealized appreciation/depreciation on:
Transactions--Net:    Investments--net                                                    1,143,730,009
                      Foreign currency transactions--net                                        (80,618)   1,143,649,391
                                                                                         --------------   --------------
                    Net Increase in Net Assets Resulting from Operations                                  $1,174,833,040
                                                                                                          ==============

                    See Notes to Financial Statements.

Merrill Lynch Global Growth Fund, Inc. February 29, 2000


STATEMENTS OF CHANGES IN NET ASSETS
                                                                                         For the Six        For the
                                                                                         Months Ended      Year Ended
                                                                                        February 29,       August 31,
                    Increase (Decrease) in Net Assets:                                      2000              1999
Operations:         Investment loss--net                                                 $ ( 14,586,538)  $   (2,685,412)
                    Realized gain on investments and foreign currency
                    transactions--net                                                        45,770,187      164,997,268
                    Change in unrealized appreciation/depreciation on
                    investments and foreign currency transactions--net                    1,143,649,391      328,299,323
                                                                                         --------------   --------------
                    Net increase in net assets resulting from operations                  1,174,833,040      490,611,179
                                                                                         --------------   --------------

Dividends &         In excess of investment income--net:
Distributions to      Class A                                                                        --         (637,843)
Shareholders:         Class B                                                                        --         (442,017)
                      Class C                                                                        --               --
                      Class D                                                                        --       (1,298,285)
                    Realized gain on investments--net:
                      Class A                                                               (12,439,265)      (1,299,337)
                      Class B                                                              (107,572,700)     (20,963,417)
                      Class C                                                               (19,030,320)      (4,032,145)
                      Class D                                                               (22,402,562)      (3,512,417)
                                                                                         --------------   --------------
                    Net decrease in net assets resulting from dividends
                    and distributions to shareholders                                      (161,444,847)     (32,185,461)
                                                                                         --------------   --------------

Capital Share       Net increase in net assets derived from capital share
Transactions:       transactions                                                            173,379,452      190,399,619
Net Assets:                                                                              --------------   --------------
                    Total increase in net assets                                          1,186,767,645      648,825,337
                    Beginning of period                                                   2,451,961,049    1,803,135,712
                                                                                         --------------   --------------
                    End of period*                                                       $3,638,728,694   $2,451,961,049
                                                                                         ==============   ==============

                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
                                                                                               Class A
The following per share data and ratios have been derived from               For the Six      For the        For the Period
information provided in the financial statements.                            Months Ended    Year Ended     Oct. 31, 1997++
                                                                             February 29,    August 31,      to August 31,
Increase (Decrease) in Net Assets:                                              2000++++++      1999++++++       1998
Per Share           Net asset value, beginning of period                      $     13.55    $     10.78     $     10.00
Operating                                                                     -----------    -----------     -----------
Performance:        Investment income (loss)--net                                    (.01)           .11             .06
                                                                              -----------    -----------     -----------
                    Realized and unrealized gain on investments and
                    foreign currency transactions--net                               6.60           2.93             .72
                                                                              -----------    -----------     -----------
                    Total from investment operations                                 6.59           3.04             .78
                                                                              -----------    -----------     -----------
                    Less dividends and distributions:
                      In excess of investment income--net                              --           (.09)             --
                      Realized gain on investments--net                             (1.03)          (.18)             --
                                                                              -----------    -----------     -----------
                    Total dividends and distributions                               (1.03)          (.27)             --
                                                                              -----------    -----------     -----------
                    Net asset value, end of period                            $     19.11    $     13.55     $     10.78
                                                                              ===========    ===========     ===========

Total Investment    Based on net asset value per share                             50.11%+++      28.46%           7.80%+++
Return:**                                                                     ===========    ===========     ===========

Ratios to Average   Expenses                                                         .86%*          .90%            .98%*
Net Assets:                                                                   ===========    ===========     ===========
                    Investment income (loss)--net                                  (.17%)*          .88%           1.00%*
                                                                              ===========    ===========     ===========

Supplemental        Net assets, end of period (in thousands)                  $   271,668    $   171,140     $    80,525
Data:                                                                         ===========    ===========     ===========
                    Portfolio turnover                                             42.61%         46.91%          29.67%
                                                                              ===========    ===========     ===========

                                                                                              Class B

The following per share data and ratios have been derived from               For the Six      For the       For the Period
information provided in the financial statements.                            Months Ended    Year Ended    Oct. 31, 1997++
                                                                             February 29,    August 31,     to August 31,
Increase (Decrease) in Net Assets:                                               2000++++++     1999+++++        1998
Per Share           Net asset value, beginning of period                      $     13.39    $     10.68     $     10.00
Operating                                                                     -----------    -----------     -----------
Performance:        Investment income (loss)--net                                    (.09)          (.03)             --++++
                    Realized and unrealized gain on investments and
                    foreign currency transactions--net                               6.53           2.92             .68
                                                                              -----------    -----------     -----------
                    Total from investment operations                                 6.44           2.89             .68
                                                                              -----------    -----------     -----------
                    Less dividends and distributions:
                      In excess of investment income--net                              --             --++++          --
                      Realized gain on investments--net                              (.90)          (.18)             --
                                                                              -----------    -----------     -----------
                    Total dividends and distributions                                (.90)          (.18)             --
                                                                              -----------    -----------     -----------
                    Net asset value, end of period                            $     18.93    $     13.39     $     10.68
                                                                              ===========    ===========     ===========

Total Investment    Based on net asset value per share                             49.35%+++      27.27%           6.80%+++
Return:**                                                                     ===========    ===========     ===========

Ratios to Average   Expenses                                                        1.88%*         1.91%           1.99%*
Net Assets:                                                                   ===========    ===========     ===========
                    Investment income (loss)--net                                  (1.19%)*        (.27%)           .05%*
                                                                              ===========    ===========     ===========

Supplemental        Net assets, end of period (in thousands)                  $ 2,447,332    $ 1,677,022     $ 1,261,129
Data:                                                                         ===========    ===========     ===========
                    Portfolio turnover                                             42.61%         46.91%          29.67%
                                                                              ===========    ===========     ===========


                   *Annualized.
                  **Total investment returns exclude the effects of sales charges.
                  ++Commencement of operations.
                ++++Amount is less than $.01 per share.
              ++++++Based on average shares outstanding.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.



Merrill Lynch Global Growth Fund, Inc., February 29, 2000


FINANCIAL HIGHLIGHTS (concluded)
                                                                                              Class C
The following per share data and ratios have been derived from               For the Six       For the       For the Period
information provided in the financial statements.                            Months Ended     Year Ended    Oct. 31, 1997++
                                                                             February 29,     August 31,     to August 31,
Increase (Decrease) in Net Assets:                                               2000++++++      1999++++++      1998
Per Share           Net asset value, beginning of period                      $     13.39    $     10.68     $     10.00
Operating                                                                     -----------    -----------     -----------
Performance:        Investment income (loss)--net                                    (.09)          (.04)             --++++
                    Realized and unrealized gain on investments and
                    foreign currency transactions--net                               6.53           2.93             .68
                                                                              -----------    -----------     -----------
                    Total from investment operations                                 6.44           2.89             .68
                                                                              -----------    -----------     -----------
                    Less dividends and distributions:
                      In excess of investment income--net                              --             --              --
                      Realized gain on investments--net                              (.89)          (.18)             --
                                                                              -----------    -----------     -----------
                    Total dividends and distributions                                (.89)          (.18)             --
                                                                              -----------    -----------     -----------
                    Net asset value, end of period                            $     18.94    $     13.39     $     10.68
                                                                              ===========    ===========     ===========

Total Investment    Based on net asset value per share                             49.36%+++      27.23%           6.80%+++
Return:**                                                                     ===========    ===========     ===========

Ratios to Average   Expenses                                                        1.89%*         1.92%           1.99%*
Net Assets:                                                                   ===========    ===========     ===========
                    Investment income (loss)--net                                  (1.19%)*        (.30%)           .04%*
                                                                              ===========    ===========     ===========

Supplemental        Net assets, end of period (in thousands)                  $   437,074    $   302,247     $   249,208
Data:                                                                         ===========    ===========     ===========
                    Portfolio turnover                                             42.61%         46.91%          29.67%
                                                                              ===========    ===========     ===========

                                                                                              Class D

The following per share data and ratios have been derived from               For the Six       For the       For the Period
information provided in the financial statements.                            Months Ended     Year Ended    Oct. 31, 1997++
                                                                             February 29,     August 31,     to August 31,
Increase (Decrease) in Net Assets:                                              2000++++++       1999++++++      1998
Per Share           Net asset value, beginning of period                      $     13.51    $     10.75     $     10.00
Operating                                                                     -----------    -----------     -----------
Performance:        Investment income (loss)--net                                    (.03)           .07             .07
                    Realized and unrealized gain on investments and
                    foreign currency transactions--net                               6.58           2.94             .68
                                                                              -----------    -----------     -----------
                    Total from investment operations                                 6.55           3.01             .75
                                                                              -----------    -----------     -----------
                    Less dividends and distributions:
                      In excess of investment income--net                              --           (.07)             --
                      Realized gain on investments--net                             (1.00)          (.18)             --
                                                                              -----------    -----------     -----------
                    Total dividends and distributions                               (1.00)          (.25)             --
                                                                              -----------    -----------     -----------
                    Net asset value, end of period                            $     19.06    $     13.51     $     10.75
                                                                              ===========    ===========     ===========

Total Investment    Based on net asset value per share                             49.91%+++      28.21%           7.50%+++
Return:**                                                                     ===========    ===========     ===========

Ratios to Average   Expenses                                                        1.11%*         1.14%           1.22%*
Net Assets:                                                                   ===========    ===========     ===========
                    Investment income (loss)--net                                   (.43%)*         .51%            .82%*
                                                                              ===========    ===========     ===========

Supplemental        Net assets, end of period (in thousands)                  $   482,655    $   301,552     $   212,274
Data:                                                                         ===========    ===========     ===========
                    Portfolio turnover                                             42.61%         46.91%          29.67%
                                                                              ===========    ===========     ===========


                   *Annualized.
                  **Total investment returns exclude the effects of sales charges.
                  ++Commencement of operations.
                ++++Amount is less than $.01 per share.
              ++++++Based on average shares outstanding.
                 +++Aggregate total investment return.


                    See Notes to Financial Statements.


Merrill Lynch Global Growth Fund, Inc., February 29, 2000


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Global Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricingsm System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

* Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Financial futures contracts--The Fund may purchase or sell financial futures contacts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Deferred organization expenses and prepaid registration fees-- Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years. Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of investment income are due primarily to differing tax treatments for foreign currency transactions.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at an annual rate of .75% of the average daily net assets not exceeding $1.5 billion and .725% of the average daily net assets in excess of $1.5 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                           Account
                                         Maintenance    Distribution
                                             Fee            Fee

Class B                                      .25%           .75%
Class C                                      .25%           .75%
Class D                                      .25%           --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended February 29, 2000, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:


                             MLFD        MLPF&S

Class A                     $   455     $  5,711
Class D                     $14,760     $201,821


For the six months ended February 29, 2000, MLPF&S received contingent deferred sales charges of $1,805,279 and $29,375 relating to transactions in Class B and Class C Shares, respectively.


Merrill Lynch Global Growth Fund, Inc., February 29, 2000


NOTES TO FINANCIAL STATEMENTS (concluded)

Furthermore, MLPF&S received contingent deferred sales charges of $255 relating to transactions subject to front-end sales charge waivers in Class D Shares.

In addition, MLPF&S received $171,421 in commissions on the execution of portfolio security transactions for the Fund for the six months ended February 29, 2000.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, FDS, PFD, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2000 were $1,211,062,916 and $1,186,648,722, respectively.

Net realized gains (losses) for the six months ended February 29, 2000 and net unrealized gains (losses) as of February 29, 2000 were as follows:

                                     Realized          Unrealized
                                      Gains              Gains
                                     (Losses)           (Losses)

Long-term investments              $47,486,728       $1,488,678,601
Foreign currency transactions       (1,716,541)            (119,496)
                                   -----------       --------------
Total                              $45,770,187       $1,488,559,105
                                   ===========       ==============


As of February 29, 2000, net unrealized appreciation for Federal income tax purposes aggregated $1,488,678,601, of which $1,611,098,004 related to appreciated securities and $122,419,403 related to depreciated securities. At February 29, 2000, the aggregate cost of investments for Federal income tax purposes was $2,123,188,674.

4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $173,379,452 and $190,399,619 for the six months ended February 29, 2000 and for the year ended August 31, 1999, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the Six Months                   Dollar
Ended February 29, 2000               Shares        Amount

Shares sold                         3,153,281   $  53,269,516
Shares issued to shareholders in
reinvestment of distributions         415,979       6,655,661
                                  -----------   -------------
Total issued                        3,569,260      59,925,177
Shares redeemed                    (1,977,180)    (29,589,525)
                                  -----------   -------------
Net increase                        1,592,080   $  30,335,652
                                  ===========   =============


Class A Shares for the Year                         Dollar
Ended August 31, 1999               Shares          Amount

Shares sold                         8,668,706   $ 114,477,964
Shares issued to shareholders in
reinvestment of dividends and
distributions                         133,514       1,615,513
                                  -----------   -------------
Total issued                        8,802,220     116,093,477
Shares redeemed                    (3,648,167)    (46,305,220)
                                  -----------   -------------
Net increase                        5,154,053   $  69,788,257
                                  ===========   =============


Class B Shares for the Six Months                    Dollar
Ended February 29, 2000              Shares          Amount

Shares sold                        11,094,345   $ 185,116,590
Shares issued to shareholders in
reinvestment of distributions       5,761,166      91,487,315
                                  -----------   -------------
Total issued                       16,855,511     276,603,905
Automatic conversion of shares       (649,377)    (10,324,356)
Shares redeemed                   (12,116,009)   (185,943,241)
                                  -----------   -------------
Net increase                        4,090,125   $  80,336,308
                                  ===========   =============


Class B Shares for the Year                         Dollar
Ended August 31, 1999               Shares          Amount

Shares sold                        32,351,281   $ 414,963,504
Shares issued to shareholders in
reinvestment of dividends and
distributions                       1,533,976      18,484,413
                                  -----------   -------------
Total issued                       33,885,257     433,447,917
Automatic conversion of shares     (1,103,665)    (14,575,473)
Shares redeemed                   (25,589,693)   (323,658,119)
                                  -----------   -------------
Net increase                        7,191,899   $  95,214,325
                                  ===========   =============


Class C Shares for the Six Months                   Dollar
Ended February 29, 2000             Shares          Amount

Shares sold                         2,125,610   $  35,695,538
Shares issued to shareholders in
reinvestment of distributions       1,027,093      16,320,513
                                  -----------   -------------
Total issued                        3,152,703      52,016,051
Shares redeemed                    (2,637,711)    (40,698,732)
                                  -----------   -------------
Net increase                          514,992   $  11,317,319
                                  ===========   =============


Class C Shares for the Year                         Dollar
Ended August 31, 1999               Shares          Amount

Shares sold                         5,729,044   $  73,383,949
Shares issued to shareholders in
reinvestment of distributions         291,560       3,513,302
                                  -----------   -------------
Total issued                        6,020,604      76,897,251
Shares redeemed                    (6,780,971)    (86,031,565)
                                  -----------   -------------
Net decrease                         (760,367)  $  (9,134,314)
                                  ===========   =============


Class D Shares for the Six Months                   Dollar
Ended February 29, 2000             Shares          Amount

Shares sold                         3,823,343   $  63,584,344
Automatic conversion of shares        643,640      10,324,356
Shares issued to shareholders in
reinvestment of distributions       1,229,944      19,642,213
                                  -----------   -------------
Total issued                        5,696,927      93,550,913
Shares redeemed                    (2,686,796)    (42,160,740)
                                  -----------   -------------
Net increase                        3,010,131   $  51,390,173
                                  ===========   =============


Class D Shares for the Year                         Dollar
Ended August 31, 1999               Shares          Amount

Shares sold                         7,767,865   $  99,878,109
Automatic conversion of shares      1,096,263      14,575,473
Shares issued to shareholders in
reinvestment of dividends and
distributions                         350,785       4,240,989
                                  -----------   -------------
Total issued                        9,214,913     118,694,571
Shares redeemed                    (6,641,978)    (84,163,220)
                                  -----------   -------------
Net increase                        2,572,935   $  34,531,351
                                  ===========   =============



OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Jack B. Sunderland, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Arthur Zeikel, Director
Robert C. Doll, Senior Vice President
Lawrence R. Fuller, Senior Vice President and
Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Thomas D. Jones, III, Secretary

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Donald Cecil and Edward H. Meyer, Directors of Merrill Lynch Global Growth Fund, Inc., have recently retired. The Fund's Board of
Directors wishes Mr. Cecil and Mr. Meyer well in their retirements.